Insurance	12 Months Ended
Dec. 31, 2015
OneMain Holdings Inc [Member]
Insurance

15. Insurance

Components of unearned insurance premium reserves, claim reserves and benefit reserves were as follows:

(dollars in millions)
December 31,	2015	2014

Finance receivable related:
Payable to OMH:
Unearned premium reserves	$574	$194
Claim reserves	88	23
Subtotal (a)	662	217

Payable to third-party beneficiaries:
Unearned premium reserves	66	—
Benefit reserves	113	107
Claim reserves	22	5
Subtotal (b)	201	112

Non-finance receivable related:
Unearned premium reserves	91	—
Benefit reserves	388	75
Claim reserves	67	42
Subtotal (b)	546	117

Total	$1,409	$446

(a)	Reported as a contra-asset to net finance receivables in connection with the OneMain policy integration.

(b)	Reported in insurance claims and policyholder liabilities.

Our insurance subsidiaries enter into reinsurance agreements with other insurers. Reserves related to unearned premiums, claims and benefits included the following amounts assumed from other insurers:

(dollars in millions)
December 31,	2015	2014

Non-affiliated insurance companies	$346	$15
AIG affiliated insurance companies*	—	43
Total	$346	$58

*	As a result of the offering of our common stock in May of 2015, the economic interests of AIG is no longer material; therefore, the reinsurance agreements with insurers that are subsidiaries of AIG as of December 31, 2015 have not been segregated.

Reserves related to unearned premiums, claims and benefits ceded to non-affiliated insurance companies totaled $107 million at December 31, 2015, including $85 million of OneMain reserves as a result of the OneMain Acquisition, compared to $22 million at December 31, 2014.

Changes in the reserve for unpaid claims and loss adjustment expenses, net of reinsurance recoverable:

(dollars in millions)
At or for the Years Ended December 31,	2015	2014	2013

Balance at beginning of period	$48	$46	$51
Reserve for unpaid claims and loss adjustment expenses assumed in connection with the OneMain Acquisition	104	—	—
Additions for losses and loss adjustment expenses incurred to:
Current year	83	65	59
Prior years *	5	(3)	(6)
Total	88	62	53
Reductions for losses and loss adjustment expenses paid related to:
Current year	(63)	(39)	(35)
Prior years	(26)	(21)	(23)
Total	(89)	(60)	(58)
Balance at end of period	$151	$48	$46

*	Reflects (i) a shortfall in the prior years’ net reserves of $5 million at December 31, 2015 primarily resulting from increased estimates for claims incurred in prior years as claims have developed and (ii) a redundancy in the prior years’ net reserves of $3 million at December 31, 2014 and $6 million at December 31, 2013 primarily resulting from the settlement of claims incurred in prior years for amounts that were less than expected.

Springleaf and OneMain insurance subsidiaries file financial statements prepared using statutory accounting practices prescribed or permitted by the Indiana Department of Insurance (the “Indiana DOI”) and the Texas Department of Insurance (the “Texas DOI”), respectively, which is a comprehensive basis of accounting other than U.S. GAAP. The primary differences between statutory accounting practices and U.S. GAAP are that under statutory accounting, policy acquisition costs are expensed as incurred, policyholder liabilities are generally valued using prescribed actuarial assumptions, and certain investment securities are reported at amortized cost. We are not required and did not apply purchase accounting to the insurance subsidiaries on a statutory basis.

Statutory net income (loss) for our insurance companies by type of insurance was as follows:

(dollars in millions)
Years Ended December 31,	2015	2014	2013

Property and casualty:
Yosemite Insurance Company	$15	$16	$41
Triton Insurance Company	3	—	—

Life and disability:
Merit Life Insurance Co.	$(1)	$(2)	$3
American Health and Life Insurance Company	11	—	—

Statutory capital and surplus for our insurance companies by type of insurance were as follows:

(dollars in millions)
December 31,	2015	2014

Property and casualty:
Yosemite Insurance Company	$76	$108
Triton Insurance Company	181	—

Life and disability:
Merit Life Insurance Co.	$123	$171
American Health and Life Insurance Company	184	—

Springleaf and OneMain insurance companies are also subject to risk-based capital requirements adopted by the Indiana DOI and the Texas DOI, respectively. Minimum statutory capital and surplus is the risk-based capital level that would trigger regulatory action. At December 31, 2015 and 2014, our insurance subsidiaries’ statutory capital and surplus exceeded the risk-based capital minimum required levels.

State law restricts the amounts Springleaf’s insurance subsidiaries, Yosemite Insurance Company (“Yosemite”) and Merit, may pay as dividends without prior notice to the Indiana DOI. The maximum amount of dividends (referred to as “ordinary dividends”) for an Indiana domiciled life insurance company that can be paid without prior approval in a 12 month period (measured retrospectively from the date of payment) is the greater of: (i) 10% of policyholders’ surplus as of the prior year-end; or (ii) the statutory net gain from operations as of the prior year-end. Any amount greater must be approved by the Indiana DOI prior to its payment. The maximum ordinary dividends for an Indiana domiciled property and casualty insurance company that can be paid without prior approval in a 12 month period (measured retrospectively from the date of payment) is the greater of: (i) 10% of policyholders’ surplus as of the prior year-end; or (ii) the statutory net income. Any amount greater must be approved by the Indiana DOI prior to its payment. These approved dividends are called “extraordinary dividends”. Springleaf insurance subsidiaries paid extraordinary dividends to SFC totaling $100 million, $57 million, and $150 million during 2015, 2014, and 2013, respectively, and ordinary dividends of $18 million to SFC during 2014. In addition, Yosemite paid, as an extraordinary dividend to SFC, 100% of the common stock of its wholly owned subsidiary, CommoLoCo, Inc., in the amount of $58 million in July of 2013.

State law also restricts the amounts OneMain insurance subsidiaries, American Health and Life Insurance Company and Triton Insurance Company, may pay as dividends without prior notice to the Texas DOI. The maximum amount of dividends (also referred to as “ordinary dividends”) for a Texas domiciled life insurance company that can be paid without prior approval in a 12 month period (measured retrospectively from the date of payment) is the greater of: (i) 10% of policyholders’ surplus as of the prior year-end; or (ii) the statutory net gain from operations as of the prior year-end. Any amount greater must be approved by the Texas DOI prior to its payment. The maximum ordinary dividends for a Texas domiciled property and casualty insurance company that can be paid without prior approval in a 12 month period (measured retrospectively from the date of payment) is the greater of: (i) 10% of policyholders’ surplus as of the prior year-end; or (ii) the statutory net income. Any amount greater must be approved by the Texas DOI prior to its payment. These approved dividends are called “extraordinary dividends”. OneMain insurance subsidiaries paid ordinary dividends to OMFH totaling $68 million subsequent to the effective closing date of the OneMain Acquisition.